Note 19 - Segments - Segment Information (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Tc99m tilmanocept sales revenue		$ 9,000	$ 18,000	$ 4,000	$ 9,000	$ 6,000	$ 9,000		$ 4,000	$ 39,601		$ 19,075		$ 13,200
Tc99m tilmanocept license revenue			1,296,000	246,000	254,000	250,000	550,000	250,000	83,000	1,795,625		1,133,333		300,000
Grant and other revenue		1,022,000	511,000	917,000	686,000	540,000	477,000	654,000	190,000	3,136,408		1,860,953		1,740,896
Revenues										4,971,634		3,013,361		2,054,096
Cost of goods sold, excluding depreciation and amortization										62,260		3,226
Research and Development Expense										7,138,080		10,562,729		15,116,978
Selling, general and administrative expenses, excluding depreciation and amortization	[1]									7,466,487		10,365,950
Depreciation, Depletion and Amortization, Nonproduction	[2]									453,549		522,196
Income (loss) from operations		(3,240,000)	(910,000)	(2,241,000)	(3,758,000)	(3,463,000)	(4,912,000)	(3,443,000)	(6,623,000)	(10,148,742)	[3]	(18,440,740)	[3]	(22,591,492)
Other income (expense), excluding equity in the loss of R-NAV, LLC	[4]									2,786,007		(4,298,604)
Equity in loss of R-NAV, LLC										(15,159)		(305,253)		(523,809)
Net loss from continuing operations										(7,377,894)		(23,044,597)
Loss from discontinued operations, net of tax effect		(1,764,000)	1,702,000	(5,865,000)	(1,004,000)	(564,000)	(1,562,000)	(1,520,000)	(1,309,000)	(6,931,137)		(4,518,938)	[5]	(5,367,801)
Net loss										(14,309,031)		(27,563,535)		(35,726,669)
Total assets, net of depreciation and amortization		12,461,676				14,964,513				12,461,676		14,964,513
Capital expenditures										1,847		39,001		1,114,448
Net loss from continuing operations										(7,377,894)		(23,044,597)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax		(1,764,000)	$ 1,702,000	$ (5,865,000)	$ (1,004,000)	(564,000)	$ (1,562,000)	$ (1,520,000)	$ (1,309,000)	(6,931,137)		(4,518,938)	[5]	$ (5,367,801)
UNITED STATES
Tc99m tilmanocept sales revenue
Total assets, net of depreciation and amortization		12,329,143				14,552,834				12,329,143		14,552,834
Non-US [Member]
Tc99m tilmanocept sales revenue										39,601		19,075
Total assets, net of depreciation and amortization		132,533				411,679				132,533		411,679
Diagnostics Segment [Member]
Tc99m tilmanocept license revenue										1,795,625		1,133,333
Grant and other revenue										3,011,642		1,860,953
Revenues										4,846,868		3,013,361
Cost of goods sold, excluding depreciation and amortization										62,260		3,226
Research and Development Expense										6,375,929		9,831,834
Selling, general and administrative expenses, excluding depreciation and amortization	[1]
Depreciation, Depletion and Amortization, Nonproduction	[2]									56,317		232,091
Income (loss) from operations	[3]									(1,647,638)		(7,053,790)
Other income (expense), excluding equity in the loss of R-NAV, LLC	[4]
Equity in loss of R-NAV, LLC
Net loss from continuing operations										(1,647,638)		(7,053,790)
Loss from discontinued operations, net of tax effect										(6,931,137)		(5,713,598)	[5]
Net loss										(8,578,775)		(12,767,388)
Capital expenditures												26,589
Net loss from continuing operations										(1,647,638)		(7,053,790)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax										(6,931,137)		(5,713,598)	[5]
Diagnostics Segment [Member] | UNITED STATES
Tc99m tilmanocept sales revenue
Total assets, net of depreciation and amortization		3,815,271				4,161,029				3,815,271		4,161,029
Diagnostics Segment [Member] | Non-US [Member]
Tc99m tilmanocept sales revenue										39,601		19,075
Total assets, net of depreciation and amortization		131,752				410,666				131,752		410,666
Therapeutics Segment [Member]
Tc99m tilmanocept license revenue
Grant and other revenue										124,766
Revenues										124,766
Cost of goods sold, excluding depreciation and amortization
Research and Development Expense										762,151		730,895
Selling, general and administrative expenses, excluding depreciation and amortization	[1]									63,158		123,884
Depreciation, Depletion and Amortization, Nonproduction	[2]
Income (loss) from operations	[3]									(700,543)		(854,779)
Other income (expense), excluding equity in the loss of R-NAV, LLC	[4]
Equity in loss of R-NAV, LLC
Net loss from continuing operations										(700,543)		(854,779)
Loss from discontinued operations, net of tax effect													[5]
Net loss										(700,543)		(854,779)
Capital expenditures
Net loss from continuing operations										(700,543)		(854,779)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax													[5]
Therapeutics Segment [Member] | UNITED STATES
Tc99m tilmanocept sales revenue
Total assets, net of depreciation and amortization		15,075								15,075
Therapeutics Segment [Member] | Non-US [Member]
Tc99m tilmanocept sales revenue
Total assets, net of depreciation and amortization
Corporate Segment [Member]
Tc99m tilmanocept license revenue
Grant and other revenue
Revenues
Cost of goods sold, excluding depreciation and amortization
Research and Development Expense
Selling, general and administrative expenses, excluding depreciation and amortization	[1]									7,403,329		10,242,066
Depreciation, Depletion and Amortization, Nonproduction	[2]									397,232		290,105
Income (loss) from operations	[3]									(7,800,561)		(10,532,171)
Other income (expense), excluding equity in the loss of R-NAV, LLC	[4]									2,786,007		(4,298,604)
Equity in loss of R-NAV, LLC										(15,159)		(305,253)
Net loss from continuing operations										(5,029,713)		(15,136,028)
Loss from discontinued operations, net of tax effect												1,194,660	[5]
Net loss										(5,029,713)		(13,941,368)
Capital expenditures										1,847		12,412
Net loss from continuing operations										(5,029,713)		(15,136,028)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax												1,194,660	[5]
Corporate Segment [Member] | UNITED STATES
Tc99m tilmanocept sales revenue
Total assets, net of depreciation and amortization		8,498,797				10,391,805				8,498,797		10,391,805
Corporate Segment [Member] | Non-US [Member]
Tc99m tilmanocept sales revenue
Total assets, net of depreciation and amortization		$ 781				$ 1,013				$ 781		$ 1,013

[1]	General and administrative expenses, excluding depreciation and amortization, represent costs that relate to the general administration of the Company and as such are not currently allocated to our individual reportable segments. Marketing and selling expenses are allocated to our individual reportable segments.
[2]	Depreciation and amortization is reflected in research and development ($0 and $10,617 for the years ended December 31, 2016 and 2015, respectively), and selling, general and administrative expenses ($397,232 and $460,839 for the years ended December 31, 2016 and 2015, respectively).
[3]	Loss from operations does not reflect the allocation of certain selling, general and administrative expenses, excluding depreciation and amortization, to our individual reportable segments.
[4]	Amounts consist primarily of interest income, interest expense, changes in fair value of financial instruments, and losses on debt extinguishment, which are not currently allocated to our individual reportable segments.
[5]	Amount not allocated to a reportable segment represents contingent consideration recognized related to 2015 GDS Business revenue royalties pursuant to the 2011 sale of the GDS Business to Devicor, net of tax effect. See Note 1(a).